Balance Sheets - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 566			$ 37,946
Tax receivable				99,814
Prepaid expenses	97,078			133,117
Total current assets	195,078			270,877
Non -current assets:
Cash and money market funds held in Trust Account	3,144,707			12,453,412
Total assets	3,339,785			12,724,289
Current liabilities:
Accounts payable and accrued liabilities	2,468,713			991,998
Accounts payable
Accrued expenses
Income tax payable	128,000			189,000
Excise tax payable	182,130			80,443
Extension note, related party	1,680,000			1,195,000
Promissory note, related party	1,204,500			306,500
Total current liabilities	6,008,343			2,987,941
Non-current liabilities:
Deferred underwriting commissions	4,025,000			4,025,000
Total liabilities	10,033,343			7,012,941
Commitments and contingencies
Common stock subject to possible redemption; 258,778 and 1,143,123 shares outstanding at redemption values of $12.53 and $10.89 per share as of December 31, 2024 and December 31, 2023, respectively	3,242,141			12,453,412	$ 19,571,562
Shareholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, 0 issued and outstanding
Ordinary shares, $0.0001 par value, one share issued and outstanding as of September 30, 2024	288	[1]		288
Additional paid-in capital
Accumulated deficit	(9,935,987)			(6,742,352)
Total shareholders’ equity	(9,935,699)			(6,742,064)	(4,587,849)
Total liabilities and shareholders’ equity	3,339,785			12,724,289
Xtribe PLC [Member]
Current assets:
Cash and cash equivalents			$ 494,305	12,624	31,857
Accounts receivable			268	440	1,740
Due from officer			250,040	188,540	105,960
Value-added taxes receivable			38,837	23,350	269,111
Other current assets			7,185	7,529	26,972
Notes receivable			1,600,550	863,800
Total current assets			2,391,185	1,096,283	435,640
Non -current assets:
Other assets			13,939	20,572	20,182
Fixed assets, net			9,330	8,902	30,596
Right-of-use assets (Finance)			24,107	44,770	86,097
Right-of-use assets (Operating)			189,597	203,817	240,745
Total assets			2,628,158	1,374,344	813,260
Current liabilities:
Accounts payable			1,093,812	1,729,900	1,225,917
Accrued expenses			532,203	596,771	522,995
Payroll-related liabilities			741,619	531,853	552,664
Bank financing and other third-party financing			64,005	60,207	719,651
Lease liabilities (Finance)			187,184	11,491	11,378
Lease liabilities (Operating)			28,350	28,199	36,408
Deferred revenue				1,368
Due to related parties			12,193	12,258
Total current liabilities			7,424,022	5,197,795	3,817,536
Non-current liabilities:
Bank financing and other third-party financing			436,158	883,968	406,003
Deferred tax liabilities			1,198	1,237	1,194
Deferred revenue, net of current portion					4,254
Lease liabilities, net of current portion (Finance)				181,424	192,915
Lease liabilities, net of current portion (Operating)			166,295	180,509	208,708
Total liabilities			9,701,601	13,001,955	9,895,849
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value, one share issued and outstanding as of September 30, 2024			362,358	329,834	329,834
Legal reserve			1,905	1,905	1,905
Accumulated other comprehensive income			125,262	189,529	71,237
Additional paid-in capital			8,513,546	2,214,030	2,214,030
Accumulated deficit			(16,076,514)	(14,362,909)	(11,699,595)
Total shareholders’ equity			(7,073,443)	(11,627,611)	(9,082,589)
Total liabilities and shareholders’ equity			2,628,158	1,374,344	813,260
Related Party [Member]
Current assets:
Notes receivable	97,434
Current liabilities:
Due to related parties	$ 345,000			225,000
Related Party [Member] | Xtribe PLC [Member]
Current liabilities:
Due to related parties			4,764,656	2,225,748	732,683
Non-current liabilities:
Other noncurrent liabilities			1,569,139	6,466,319	5,201,157
Nonrelated Party [Member] | Xtribe PLC [Member]
Current liabilities:
Due to related parties			12,193	12,258	15,840
Non-current liabilities:
Other noncurrent liabilities			$ 104,789	$ 90,703	$ 64,082

[1]	The Company issued one ordinary share, $0.0001 par value, to its parent, WinVest Acquistion Corp., pursuant to its Memorandum and Articles of Association.